Debt (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Debt Disclosure [Abstract]
Schedule of debt structure
	September 26, 2021	June 27, 2021
First Lien Credit Facility Revolver (Maturing July 3, 2022)	$39,853	$39,853
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 4.55% and 5.17% at June 27, 2021 and June 28, 2020, respectively, excluding impact of hedging)	798,481	800,534
Incremental Liquidity Facility (Maturing July 3, 2024)	45,000	45,000
	883,334	885,387
Less:
Unamortized financing costs	(9,041)	(9,800)
Current portion of unamortized financing costs	3,190	3,152
Current maturities of long-term debt	(48,064)	(8,211)
Total long-term debt	$829,419	$870,528

	June 27, 2021	June 28, 2020
First Lien Credit Facility Revolver (Maturing July 3, 2022)	$39,853	$39,853
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 4.55% and 5.17% at June 27, 2021 and June 28, 2020, respectively, excluding impact of hedging)	800,534	808,746
Incremental Liquidity Facility (Maturing July 3, 2024)	45,000	—
	885,387	848,599
Less:
Unamortized financing costs	(9,800)	(12,753)
Current portion of unamortized financing costs	3,152	2,951
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	$870,528	$830,586

Schedule of minimum repayments of debt
2022	8,211
2023	48,064
2024	8,211
2025	820,901
$885,387